                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED SEPTEMBER 23, 2011
         TO THE SUPPLEMENT DATED SEPTEMBER 19, 2011 TO THE PROSPECTUS
                      DATED MAY 1, 2011 (AS SUPPLEMENTED)


The paragraph below is added to the supplement dated September 19, 2011 for the Class VA, Class VA-4, Class L-4 Year, Class C, and Class S variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our") that describes new versions of the guaranteed minimum income benefit riders and closure of the Lifetime Withdrawal Guarantee II and the Enhanced Guaranteed Withdrawal Benefit riders.

SPECIAL RULES FOR PURCHASES OF CONTRACTS SUBJECT TO REGULATION NO. 60 (11 NYCRR
51) ("A REG 60 TRANSACTION") IN NEW YORK

   IN ORDER TO RECEIVE THE CURRENT VERSION OF THE GMIB MAX OR GMIB PLUS III OPTIONAL BENEFIT OR TO RECEIVE THE LWG II OR EGWB OPTIONAL BENEFIT PURSUANT TO A REG 60 TRANSACTION, THE PAPERWORK WE REQUIRE TO INITIATE THE REG 60 TRANSACTION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON OCTOBER 7, 2011. THE APPLICATION FOR THE CONTRACT AND ADDITIONAL REQUIRED PAPERWORK MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON NOVEMBER 25, 2011.

The paragraph below is added to the supplement dated September 19, 2011 for the Class VA, Class VA-4, Class L-4 Year, Class C, Class XTRA 6, and Class S variable annuity contracts issued by First MetLife Investors Insurance Company that describes restrictions on subsequent purchase payments for the GMIB Max rider.

SPECIAL RULES FOR PURCHASES OF CONTRACTS SUBJECT TO REGULATION NO. 60 (11 NYCRR
51) ("A REG 60 TRANSACTION") IN NEW YORK

   IN ORDER TO RECEIVE THE CURRENT VERSION OF THE GMIB MAX OPTIONAL BENEFIT PURSUANT TO A REG 60 TRANSACTION AND NOT BE SUBJECT TO THE RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS, THE PAPERWORK WE REQUIRE TO INITIATE A REG 60 TRANSACTION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON SEPTEMBER 23, 2011. THE APPLICATION FOR THE CONTRACT AND ADDITIONAL REQUIRED PAPERWORK MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON NOVEMBER 25, 2011.


This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy. Certain terms used

                                                               SUPPNYREG60-0911
in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.


THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor: MetLife Investors Distribution Company Telephone: 800-343-8496 5 Park Plaza, Suite 1900, Irvine, CA 92614


                                                               SUPPNYREG60-0911